Trade Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Disclosure of Accounts Receivable, Net

	2018		2017
Trade receivables	Ps.	11,726	Ps.	13,131
The Coca-Cola Company (related party) (Note 14)		1,173		2,054
Loans to employees		77		96
FEMSA and subsidiaries (related parties) (Note 14)		783		402
Other related parties (Note 14)		575		317
Shareholders Vonpar (Note 14)(1)		—		1,219
Other		1,108		825
Allowance for expected credit losses		(595)		(468)

	Ps. 14,847		Ps. 17,576

(1)	Balance compensated vs promissory note according to Share Purchase Agreement.

Aging Analysis of Accounts Receivable

The carrying value of accounts receivable approximates its fair value as of December 31, 2018 and 2017.

Aging for trade receivables past due but not impaired	2018	2017
0 days	Ps. 12,578	Ps. 15,314
1-30 days	1,045	1,550
31-60 days	193	129
61-90 days	310	45
91-120 days	17	23
121 + days	704	515

Total	Ps. 14,847	Ps. 17,576

Summary of Changes in the allowance for expected credit losses

Changes in the allowance for expected credit losses

	2018		2017		2016
Balance at the beginning of the year	Ps.	468	Ps.	451	Ps.	283
Effect of adoption of IFRS 9		87		—		—
Allowance for the year		153		40		6
Charges and write-offs of uncollectible accounts		23		(62)		(3)
Added in business combinations		1		86		94
Effects of changes in foreign exchange rates		(55)		(45)		71
Effect of Venezuela (See Note 3.3)		—		(2)		—
Effect of Philippines (Note 5)		(82)		—		—

Balance at the end of the year	Ps.	595	Ps.	468	Ps.	451